Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS VARIABLE ACCOUNT FUND INC
Entity Central Index Key	0001084060
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000009557 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Equity Portfolio
Trading Symbol	QDVPAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Equity Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Equity Portfolio	$38	0.72%*
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72% [1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund delivered a total return of 11.53%, versus a 6.20% return for the S&P 500. The Fund invests principally in common stocks issued by large companies with market capitalizations of at least $10 billion. The Fund continues to invest a significant portion of its assets in financial services and foreign companies.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials (+13%), Communication Services (+11%), and Utilities (+9%)
    Weakest performing sectors - Consumer Discretionary (-4%), Health Care (-1%), and Energy (+1%)
Contributors to Performance
  Financials - outperformed the Index sector (+18% vs +9%) and significantly overweight (average weighting 33% vs 14%)
    Capital One Financial (+20%), Danske Bank (+53%), Berkshire Hathaway (+7%), and Wells Fargo (+15%)
  Consumer Discretionary - outperformed the Index sector (+8% vs -4%)
    Prosus (+40%)
  Health Care - outperformed the Index sector (+7% vs -1%)
    CVS Health (+57%)
  Communication Services - outperformed the Index sector (+15% vs +11%) and overweight (average weighting 14% vs 10%)
    Meta Platforms (+26%) - largest individual contributor
  Information Technology - outperformed the Index sector (+15% vs +8%)
    Applied Materials (+13%), Samsung Electronics (+24%), and Texas Instruments (+12%)
Detractors from Performance
  Industrials - underperformed the Index sector (-8% vs +13%) and underweight (average weighting 3% vs 8%)
    Owens Corning (-19%)
  Consumer Staples - underperformed the Index sector (flat vs +6%) and underweight (average weighting 2% vs 6%)
    Tyson Foods (-1%)
  Overweight in Consumer Discretionary (average weighting 13% vs 11%), Health Care (average weighting 16% vs 10%), and Energy (average weighting 4% vs 3%), the three weakest performing sectors of the Index, respectively
    Viatris (-26%) - largest individual detractor
    Humana (-3%), Trip.com Group (-14%), ConocoPhillips (-8%), and Amazon.com (flat)
  Individual holding
    Alphabet (-7%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Equity Portfolio	14.59%	15.76%	10.93%
S&P 500 Index	15.16%	16.63%	13.63%
Russell 1000 Value Index	13.70%	13.92%	9.18%

Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 102,400,000
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 269,200
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$102.4
Total number of portfolio holdings as of 06/30/25	42
Portfolio turnover rate for the period	8%
Total advisory fees paid for the period (in thousands)	$269.2

Holdings [Text Block]	Top Sectors as of 06/30/25 Net Assets
Financials	32.02%
Health Care	14.84%
Consumer Discretionary	13.80%
Communication Services	13.51%
Information Technology	12.38%

[1]	Annualized.